                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX



          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number                811-22979
                                  ---------------------------------------------
                     Goldman Sachs MLP and Energy Renaissance Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 200 West Street, New York, New York 10282
-------------------------------------------------------------------------------
   (Address of principal executive offices)                      (Zip code)


                  Caroline Kraus, Esq. Goldman Sachs & Co. LLC
                200 West Street, 15th Floor, New York, NY 10282
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-902-1000
                                                    ---------------------------
Date of fiscal year end:  November 30
                        -------------------
Date of reporting period: July 1, 2019 - June 30, 2020
                         -----------------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22979
Reporting Period: 07/01/2019 - 06/30/2020
Goldman Sachs MLP and Energy Renaissance Fund









================ Goldman Sachs MLP and Energy Renaissance Fund =================


ANDEAVOR LOGISTICS LP

Ticker:       ANDX           Security ID:  03350F106
Meeting Date: JUL 29, 2019   Meeting Type: Written Consent
Record Date:  JUN 28, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management


--------------------------------------------------------------------------------

EQM MIDSTREAM PARTNERS, LP

Ticker:       EQM            Security ID:  26885B100
Meeting Date: JUN 15, 2020   Meeting Type: Special
Record Date:  APR 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management


--------------------------------------------------------------------------------

MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 23, 2020   Meeting Type: Annual
Record Date:  FEB 24, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Chansoo Joung            For       For          Management
1.2   Elect Director Michael N. Mears         For       For          Management
1.3   Elect Director James R. Montague        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management


--------------------------------------------------------------------------------

NEXTERA ENERGY, INC.

Ticker:       NEE            Security ID:  65339F101
Meeting Date: MAY 21, 2020   Meeting Type: Annual
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Sherry S. Barrat         For       For          Management
1b    Elect Director James L. Camaren         For       For          Management
1c    Elect Director Kenneth B. Dunn          For       For          Management
1d    Elect Director Naren K. Gursahaney      For       For          Management
1e    Elect Director Kirk S. Hachigian        For       For          Management
1f    Elect Director Toni Jennings            For       For          Management
1g    Elect Director Amy B. Lane              For       For          Management
1h    Elect Director David L. Porges          For       For          Management
1i    Elect Director James L. Robo            For       For          Management
1j    Elect Director Rudy E. Schupp           For       For          Management
1k    Elect Director John L. Skolds           For       For          Management
1l    Elect Director William H. Swanson       For       For          Management
1m    Elect Director Darryl L. Wilson         For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Report on Political Contributions       Against   Against      Shareholder
5     Provide Right to Act by Written Consent Against   Against      Shareholder


--------------------------------------------------------------------------------

ONEOK, INC.

Ticker:       OKE            Security ID:  682680103
Meeting Date: MAY 20, 2020   Meeting Type: Annual
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Brian L. Derksen         For       For          Management
1.2   Elect Director Julie H. Edwards         For       For          Management
1.3   Elect Director John W. Gibson           For       For          Management
1.4   Elect Director Mark W. Helderman        For       For          Management
1.5   Elect Director Randall J. Larson        For       For          Management
1.6   Elect Director Steven J. Malcolm        For       For          Management
1.7   Elect Director Jim W. Mogg              For       For          Management
1.8   Elect Director Pattye L. Moore          For       For          Management
1.9   Elect Director Gary D. Parker           For       For          Management
1.10  Elect Director Eduardo A. Rodriguez     For       For          Management
1.11  Elect Director Terry K. Spencer         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


--------------------------------------------------------------------------------

SEMGROUP CORPORATION

Ticker:       SEMG           Security ID:  81663A105
Meeting Date: DEC 04, 2019   Meeting Type: Special
Record Date:  OCT 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Goldman Sachs MLP and Energy Renaissance Fund
             ------------------------------------------------------------------
By (Signature and Title) /s/ James A. McNamara
                         ------------------------------------------------------
                         James A. McNamara,
                         Chief Executive Officer

Date  August 31, 2020
    --------------------------------------------------------------------------

                                       3